SCHEDULE OF AMOUNT DUE FROM TO RELATED PARTY (Details) - HKD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Amount due from/(to) a related party		$ 1,219,865
IDao Cao Limited [member]
IfrsStatementLineItems [Line Items]
Amount due from/(to) a related party		(288,350)
Exit Operations Limited [member]
IfrsStatementLineItems [Line Items]
Amount due from/(to) a related party		$ 1,219,865